Trade Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Trade Payables and Accrued Liabilities [abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES

NOTE 15: TRADE PAYABLES AND ACCRUED LIABILITIES

	As of December 31,	As of December 31,
	2022	2021
Trade accounts payable and accrued liabilities	12,897	9,873
Government remittances	7,644	4,607
	20,541	14,480